EARNINGS (LOSS) PER SHARE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings (loss) per share:
Net (loss) income attributable to participating securities	$ 12,490	$ 8,750		$ (6,462,303)	$ (3,684,610)
Antidilutive shares			304,613	506,674	847,191